TAXATION - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net accumulated losses-carry forward	¥ 205,487	¥ 150,990
Refund payable to members	1,100	6,721
Inventory write—downs	2,632	110
Allowance for credit losses	3,272
Others	4,101	6,961
Less: valuation allowance	(156,150)	(65,225)	¥ (10,004)	¥ (11,153)
Total deferred tax assets	¥ 60,442	110,167
Deferred Membership programme [Member]
Deferred tax assets
Deferred membership program revenue		¥ 10,610